TRANSFERS OF FINANCIAL ASSETS (Details) - Debt securities [member] - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 2,000,025	$ 2,238,565
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,998,733	2,238,565
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,379,758	361,388
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	7,723,412	8,455,641
Financial assets measured at fair value through other comprehensive income, category [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 7,713,235	$ 8,444,486